Consolidated Statements of Income (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues, including revenues from affiliates (Note 14):
Product	$ 1,185,456,000		$ 702,028,000		$ 576,158,000
Service	112,641,000		65,174,000		44,318,000
Other	0		0		(59,000)
Total revenues	1,298,097,000		767,202,000		620,417,000
Expenses, including expenses from affiliates (Note 14):
Costs of products sold, exclusive of depreciation and amortization	1,131,362,000		663,759,000		546,966,000
Operating	80,479,000		36,067,000		23,302,000
General and administrative	19,415,000		15,557,000		12,083,000
Depreciation and amortization	40,035,000		23,708,000		12,131,000
Total expenses	1,271,291,000		739,091,000		594,482,000
Earnings from equity method investment	57,378,000		17,571,000		0
Operating income	84,184,000		45,682,000		25,935,000
Other expenses (income):
Interest expense	21,279,000		8,181,000		1,912,000
Other expense (income), net	(20,000)		(14,000)		69,000
Total other expenses (income), net	21,259,000		8,167,000		1,981,000
Net income	62,925,000		37,515,000		23,954,000
Less: net income attributable to noncontrolling interests	7,758,000		1,256,000		0
Net income attributable to Rose Rock Midstream, L.P.	55,167,000		36,259,000		23,954,000
Earnings per limited partner unit
Net income allocated to general partner	8,142,000		728,000		479,000
Net income (loss) allocated to limited partners	47,025,000	[1]	35,531,000	[1]	23,475,000	[1]
Common Units [Member]
Earnings per limited partner unit
Net income (loss) allocated to limited partners	32,914,000		22,701,000		11,737,500
Earnings per limited partner unit, basic	$ 1.69		$ 1.66		$ 1.40
Earnings per limited partner unit, diluted	$ 1.69		$ 1.66		$ 1.40
Basic weighted average number of limited partner units outstanding:
Basic weighted average number of limited partner units outstanding:	19,419		13,672		8,390
Diluted weighted average number of limited partner units outstanding:
Diluted weighted average number of limited partner units outstanding:	19,484		13,708		8,406
Subordinated Units [Member]
Earnings per limited partner unit
Net income (loss) allocated to limited partners	13,912,000		13,321,000		11,737,500
Subordinated Units [Member]
Earnings per limited partner unit
Net income (loss) allocated to limited partners	13,912,000		13,321,000		11,737,500
Earnings per limited partner unit, basic and diluted	$ 1.66		$ 1.59		$ 1.40
Basic weighted average number of limited partner units outstanding:
Basic weighted average number of limited partner units outstanding:	8,390		8,390		8,390
Diluted weighted average number of limited partner units outstanding:
Diluted weighted average number of limited partner units outstanding:	8,390		8,390		8,390
Common Class A [Member]
Earnings per limited partner unit
Net income (loss) allocated to limited partners	$ 199,000		$ (491,000)		$ 0
Earnings per limited partner unit, basic and diluted	$ 0.06		$ (0.39)		$ 0.00
Basic weighted average number of limited partner units outstanding:
Basic weighted average number of limited partner units outstanding:	3,154		1,264		0
Diluted weighted average number of limited partner units outstanding:
Diluted weighted average number of limited partner units outstanding:	3,154		1,264		0

[1]	(**) We calculate net income allocated to limited partners based on the distributions pertaining to the current period’s available cash as defined by our partnership agreement. After adjusting for the appropriate period’s distributions, the remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the general partner, limited partners and participating securities in accordance with the contractual terms of the partnership agreement and as further prescribed under the two-class method. Incentive distribution rights do not participate in undistributed earnings. Prior to the conversion of the Class A units in January 2015, the Class A units did not participate in cash distributions, but were allocated a proportional share of undistributed earnings. Class A units will receive the declared distribution for the fourth quarter of 2014, as such the fourth quarter distribution is reflected in the earnings attributable to Class A units for the year ended December 31, 2014. As distributions related to the available cash exceeded net income, the Class A units reflect a loss for the year ended December 31, 2013.